CMA

CMA NEW JERSEY
MUNICIPAL MONEY FUND


Annual Report




March 31, 1999

MERRILL LYNCH BULL LOGO




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.




CMA New Jersey
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper


TO OUR SHAREHOLDERS:

For the year ended March 31, 1999, CMA New Jersey Municipal Money
Fund paid shareholders a net annualized yield of 2.71%.* As of March 31, 1999, the Fund's 7-day yield was 2.32%.

Economic Environment
Stronger US equity markets characterized the six-month period ended March 31, 1999 as continued US economic growth moved stock prices higher. The NASDAQ Composite Index and the Dow Jones Industrial Average registered healthy gains of 45% and 25%, respectively. The Federal Reserve Board's decision to lower short-term interest rates by an additional 50 basis points (0.50%) since September 30, 1998 also encouraged equity investors. Conversely, US Treasury prices weakened as investors shifted their focus from the instability abroad to the domestic economy. A flatter US Treasury yield curve resulted with yields in the two-year--ten-year maturity range rising sharply. Two-year, five-year and ten-year maturity yields rose 82 basis points, 102 basis points and 94 basis points, respectively, to end the period at 4.98%, 5.10% and 5.23%, respectively.

Investment Strategy
CMA New Jersey Municipal Money Fund closed the six-month period ended March 31, 1999 with a neutral average portfolio maturity of 40 days. The shape of the short-term municipal yield curve favored a conservative average maturity since the shorter-term variable rate sector performed well relative to longer-term investment options, including municipal notes. In response to this, we largely invested new assets and redeployed assets into variable rate issues, closing the period with approximately two-thirds of the Fund's assets in this sector. These investments provided the Fund with solid credit quality and excellent liquidity while limiting interest rate exposure. However, the municipal note market remained under downward pressure as demand continued to outpace supply. For example, a New Jersey municipal note with a one-year maturity ended the period in the 3.00% yield range, which reflected a drop of 25 basis points in yield since September 30, 1998. For the same period, the average 7-day variable rate issue registered in the 3.05% yield range. Our investment strategy for the past 12 months provided shareholders with a portfolio of high credit quality, a stable net asset value and competitive yield under challenging and quickly changing market conditions.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



In the near term, we expect short-term municipal yields to be strongly influenced by three factors. First, investor concern continues to mount that the Federal Reserve Board will raise short-term interest rates if the US economy continues to grow at its current pace. The Federal Open Market Committee, which determines short-term interest rate levels, will meet three times in the upcoming six-month period and is likely to be closely monitored by the investment community. Second, the summer months have historically been a time of heavy municipal note issuance. We expect several large issuers, including the states of California and Texas, to come to market during June, July and August. However, in the past several years, issuance has steadily decreased as state and local governments' borrowing needs have lessened in response to higher-than-projected tax receipts. Finally, the commencement of the income tax payment period in April typically temporarily moves short-term variable rate yields sharply higher. Heavy outflows from money market funds generally occur as taxpayers remit their income tax payments. These outflows cause dealers to raise short-term variable rate yields in an effort to control inventories.

In Conclusion
We thank you for your continued interest in CMA New Jersey Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Steven T. Lewis)
Steven T. Lewis
Vice President and Portfolio Manager



May 10, 1999



After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on CMA New Jersey Municipal Money Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.






Portfolio Abbreviations for CMA New Jersey Municipal Money Fund

ACES SM   Adjustable Convertible Extendable Securities
AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
COP       Certificates of Participation
CP        Commercial Paper
DATES     Daily Adjustable Tax-Exempt Securities
EDA       Economic Development Authority
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
IDR       Industrial Development Revenue Bonds
MSTR      Municipal Securities Trust Receipts
PCR       Pollution Control Revenue Bonds
VRDN      Variable Rate Demand Notes


CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999                                                              (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
New Jersey--       $  6,600   Atlantic County, New Jersey, Improvement Authority Revenue Bonds (Pooled
73.3%                         Governmental Loan Program), ACES, 2.70% due 7/01/2026 (f)                       $    6,600
                      2,000   Bayonne, New Jersey, Emergency Notes, 3.50% due 10/01/1999                           2,002
                      8,800   Bernards Township, New Jersey, Sewer Authority, Sewer Revenue Refunding
                              Bonds, 3.10% due 12/15/1999                                                          8,800
                     10,562   Brick Township, New Jersey, BAN, GO, 4% due 5/14/1999                               10,567
                              Camden County, New Jersey, Improvement Authority Revenue Bonds, VRDN (f):
                      2,480     (Jewish Community Center Project), 2.90% due 12/01/2010                            2,480
                     13,900     (Parkview Redevelopment Housing Project), AMT, 3% due 7/01/2026                   13,900
                     13,000   Clipper Tax-Exempt, COP, VRDN, Series 1998-6, 3.11% due 10/01/2017 (d)(f)           13,000
                     14,595   Eagle Tax-Exempt Trust, New Jersey State Housing and Mortgage Finance
                              Agency, VRDN, Series 97C-3002, Class A, 3.40% due 10/01/2019 (a)(f)                 14,595
                     19,970   Eagle Tax-Exempt Trust, New Jersey, VRDN, Series 94C-3005, 3.06% due
                              2/15/2007 (f)                                                                       19,970
                      6,000   East Brunswick Township, New Jersey, BAN, GO, 3.25% due 2/17/2000                    6,018
                     12,500   Essex County, New Jersey, Improvement Authority, BAN, 3.50% due 3/31/2000           12,542
                      5,050   Essex County, New Jersey, Improvement Authority Revenue Bonds (Pooled
                              Governmental Loan Program), ACES, 2.55% due 7/01/2026 (f)                            5,050
                     13,260   Floating Rate Trust Certificates, VRDN, Series 1994-E, 3% due 7/02/1999 (a)(f)      13,260
                      2,250   Hopewell Township, New Jersey, BAN, 4% due 6/30/1999                                 2,254
                      8,000   Hudson County, New Jersey, Improvement Authority Revenue Bonds
                              (Essential Purpose Pooled Government), VRDN, 2.95% due 7/15/2026 (f)                 8,000
                     20,000   Jersey City, New Jersey, BAN, GO, 3.50% due 3/03/2000                               20,090
                     13,650   Jersey City, New Jersey, GO, Refunding, 4% due 7/02/1999                            13,659
                      2,000   Jersey City, New Jersey, Municipal Utilities Authority Project Notes,
                              4.25% due 7/30/1999                                                                  2,002
                      2,545   Mercer County, New Jersey, Improvement Authority Revenue Bonds
                              (Mercer Inc. Project), VRDN, 2.95% due 12/01/2018 (f)                                2,545
                     19,600   Monmouth County, New Jersey, Improvement Authority Revenue Bonds
                              (Pooled Government Loan Program), ACES, 2.65% due 8/01/2016 (f)                     19,600
                              Montclair, New Jersey, GO:
                      3,316     BAN, 4% due 4/16/1999                                                              3,317
                      1,671     Temporary Notes, 4% due 4/16/1999                                                  1,671
                      1,600   Morris County, New Jersey, General Improvement, GO, 4.50% due 8/15/1999              1,609
                      3,145   New Jersey Building Authority, State Building Revenue Refunding Bonds,
                              5% due 6/15/1999                                                                     3,154
                              New Jersey EDA, Dock Facility Revenue Refunding Bonds (Bayonne/IMTT
                              Project), VRDN (f):
                      1,000     Series A, 2.80% due 12/01/2027                                                     1,000
                      1,800     Series B, 2.85% due 12/01/2027                                                     1,800
                      4,350     Series C, 2.85% due 12/01/2027                                                     4,350
                              New Jersey EDA, Economic Development Revenue Bonds, VRDN (f):
                      5,200     (400 International Drive Partners), 2.45% due 9/01/2005                            5,200
                      8,925     (Benedictine Abbey of Newark), 3% due 12/01/2019                                   8,925
                      1,425     (Brach/Jersey Ave. Project), 2.75% due 5/01/2011                                   1,425


CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
New Jersey                    New Jersey EDA, Economic Development Revenue Bonds, VRDN (f)(concluded):
(continued)        $  1,210     (Catholic Community Services), 2.85% due 6/01/2025                            $    1,210
                      3,000     (Danic Urban Renewal), 2.55% due 11/01/2007                                        3,000
                      3,200     (Delta Plastics Corp. Project), AMT, 3.20% due 10/01/2006                          3,200
                      3,700     (Eatem Realty Company), AMT, 3.15% due 9/01/2013                                   3,700
                      3,505     (Filtra Corp. Project), AMT, 3% due 8/01/2015                                      3,505
                      1,415     (International Vitamin Corp. Project), AMT, 3% due 5/01/2003                       1,415
                      1,600     (Office Court Associates Project), 3% due 4/01/2011                                1,600
                      1,610     (Park Lane Association Project), AMT, 3.05% due 4/01/2010                          1,610
                      1,200     (Saint Peter's Preparatory School), 2.95% due 1/01/2010                            1,200
                      3,000     (Wyckoff Family YMCA Project), 3.10% due 10/01/2017                                3,000
                              New Jersey EDA, Economic Development Revenue Refunding Bonds, VRDN (f):
                      3,635     (Church & Dwight), 2.55% due 12/01/2008                                            3,635
                      1,700     (Foreign Trade Zone Project), 2.40% due 12/01/2007                                 1,700
                      2,078     (RJB Associates Project), 2.95% due 8/01/2008                                      2,078
                      8,595     (Stolthaven Project), Series A, 2.90% due 1/15/2018                                8,595
                              New Jersey EDA, Exempt Facilities Bonds (Keystone Projects), AMT, CP:
                      8,800     2.80% due 4/01/1999                                                                8,800
                     13,700     2.95% due 4/19/1999                                                               13,700
                      2,800     2.70% due 5/04/1999                                                                2,800
                              New Jersey EDA, IDR, VRDN (f):
                      3,825     (Pennwell Holdings LLC Project), 2.70% due 12/01/2016                              3,825
                      1,455     (Plastic Suppliers Inc. Project), AMT, 3.15% due 6/01/2006                         1,455
                      4,000   New Jersey EDA, Industrial and Economic Development Revenue Bonds
                              (Tru Urban Renewal Co.), DATES, 3.15% due 4/01/2019 (f)                              4,000
                              New Jersey EDA, Natural Gas Facilities Revenue Bonds, VRDN, AMT (a)(f):
                     35,000     (NUI Corp. Project), Series A, 2.90% due 6/01/2026                                35,000
                        400     (New Jersey Natural Gas Co. Project), Series B, 2.90% due 8/01/2030                  400
                              New Jersey EDA, Natural Gas Facilities, Revenue Refunding Bonds (New
                              Jersey Natural Gas Co. Project), VRDN, AMT (a)(f):
                      5,200     Series A, 2.70% due 9/01/2027                                                      5,200
                      7,700     Series A, 2.80% due 8/01/2030                                                      7,700
                      7,500     Series B, 2.60% due 1/01/2028                                                      7,500
                      7,800   New Jersey EDA, PCR, Refunding (Public Service Electric & Gas Co.), VRDN,
                              Series A, 2.70% due 3/01/2012 (d)(f)                                                 7,800
                              New Jersey EDA, PCR, VRDN (f):
                      4,835     (General Motors Corp. Project), 2.65% due 10/01/2000                               4,835
                      7,450     (Merck & Co., Inc. Project), Series A, 3.25% due 10/01/2004                        7,450
                      5,000   New Jersey EDA, Port Facility Revenue Bonds (Trailer Marine Crowle), VRDN,
                              3% due 2/01/2002 (f)                                                                 5,000
                              New Jersey EDA, Revenue Bonds (Economic Growth), VRDN (f):
                        995     AMT, Series A-1, 2.75% due 11/01/2016                                                995
                      3,630     AMT, Series E, 2.75% due 11/01/2006                                                3,630
                      3,000     AMT, Series H, 2.75% due 11/01/2016                                                3,000
                      1,210     Series F, 2.70% due 11/01/2016                                                     1,210
                      1,500     Series G, 2.70% due 11/01/2016                                                     1,500
                              New Jersey EDA, Revenue Bonds, VRDN (f):
                      4,580     (Accurate Box Co. Inc. Project), AMT, 3.05% due 11/01/2009                         4,580
                      2,000     (Adam Spence Corp. Project), AMT, 3.10% due 9/01/2017                              2,000
                      2,115     (Bethany Baptist Church Project), 2.90% due 3/01/2018                              2,115
                      3,515     (Catholic Charities), 2.85% due 11/01/2012                                         3,515
                        875     (E.P. Henry Corp. Project), AMT, 2.95% due 3/01/2005                                 875
                      1,750     (Economic Growth--Patterson), AMT, 2.80% due 1/01/2005                             1,750


CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
New Jersey                    New Jersey EDA, Revenue Bonds, VRDN (f)(concluded):
(continued)        $  2,700     (Economic Growth--Patterson), AMT, 2.80% due 1/01/2016                        $    2,700
                      4,600     (Hoffman-La Roche Inc. Project), AMT, 3% due 11/01/2011                            4,600
                      1,000     (The Peddie School Project), 2.95% due 2/01/2026                                   1,000
                      1,000     (Saint James Preparatory & Social Services Project), 2.90% due
                                12/01/2027                                                                         1,000
                      2,400     (US Golf Association Project), 2.95% due 5/01/2023                                 2,400
                              New Jersey EDA, Revenue Refunding Bonds, VRDN (f):
                      2,810     (Joe & James Moreng), AMT, 3.10% due 3/01/2013                                     2,810
                      2,000     (The Peddie School Project), Series B, 2.95% due 2/01/2019                         2,000
                     10,800   New Jersey EDA, Solid Waste Revenue Bonds (Disposal Facility-Newark
                              Recycling), VRDN, AMT, 3% due 12/01/2022 (f)                                        10,800
                     25,500   New Jersey EDA, Water Facilities Revenue Bonds, FLOATS, Series A-46,
                              3.15% due 7/01/2038 (b)(f)                                                          25,500
                      3,400   New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water
                              New Jersey Inc. Project), VRDN, Series A, 2.15% due 11/01/2026 (a)(f)                3,400
                     63,820   New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
                              VRDN, Series C, 2.80% due 9/01/2024 (d)(f)                                          63,820
                              New Jersey State Educational Facilities Authority Revenue Bonds:
                      7,585     FLOATS, Series SG-48, 3.01% due 7/01/2026 (d)(f)                                   7,585
                      5,280     (Seton Hall University), Series C, 6.85% due 7/01/1999 (e)(g)                      5,435
                      3,400   New Jersey State Higher Education Assistance Authority, Student Loan
                              Revenue Bonds (New Jersey Class Loan Program), VRDN, AMT, Series B, 3.75%
                              due 6/01/1999 (d)(f)                                                                 3,400
                     10,285   New Jersey State Tender Option Certificates, VRDN, Series 104, 3.20% due
                              2/15/2004 (f)                                                                       10,285
                      4,450   New Jersey State Transportation Trust Fund Authority Revenue Bonds
                              (Transportation System), Series B, 5% due 6/15/1999                                  4,463
                              New Jersey State Transportation Trust Fund Authority, Revenue Refunding
                              Bonds (Transportation System):
                      2,500     Series A, 5.50% due 6/15/1999 (a)                                                  2,510
                      2,000     Series B, 5% due 6/15/1999                                                         2,006
                     14,075   New Jersey State Transportation Trust Revenue Bonds, MSTR, Series 1998-64,
                              Class A, 3.20% due 8/05/1999 (c)                                                    14,075
                     21,400   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                              VRDN, Series D, 2.90% due 1/01/2018 (b)(f)                                          21,400
                              North Brunswick Township, New Jersey, BAN:
                      1,010     3.40% due 4/30/1999                                                                1,010
                      2,923     4% due 8/27/1999                                                                   2,928
                      1,500     3.20% due 12/06/1999                                                               1,502
                      1,490     3.10% due 12/29/1999                                                               1,493
                      1,315   North Haledon, New Jersey, BAN, 3.85% due 8/12/1999                                  1,316
                              Passaic County, New Jersey, BAN, GO:
                     18,788     4.25% due 6/14/1999                                                               18,805
                      7,500     4% due 9/24/1999                                                                   7,517
                      2,844   Perth Amboy, New Jersey, BAN, 3.75% due 12/21/1999                                   2,849
                              Rahway, New Jersey, BAN:
                      2,362     4.05% due 6/25/1999                                                                2,363
                      3,700     GO, 3.25% due 12/23/1999                                                           3,706
                      7,300   Salem County, New Jersey, Industrial Pollution Control Financing Authority
                              Revenue Bonds (E.I. du Pont de Nemours), VRDN, 3% due 3/01/2012 (f)                  7,300
                              Salem County, New Jersey, Pollution Control Financing Authority, PCR,
                              Refunding, VRDN (d)(f):
                      2,000     (Atlantic City Electric), AMT, Series B, 2.70% due 7/15/2017                       2,000
                      5,500     (Atlantic City Electric), Series A, 2.60% due 4/15/2014                            5,500
                      3,600     (Public Service Electric and Gas), AMT, 2.75% due 4/01/2031                        3,600



CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONCLUDED)                                                  (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                             Issue                                                   (Note 1a)
New Jersey         $  4,400   Somerset County, New Jersey, Industrial Pollution Revenue Refunding Bonds
(concluded)                   (Pollution Control--American Cyanamid), VRDN, 2.70% due 12/01/2006 (f)          $    4,400
                     12,605   South Jersey Transportation Authority, New Jersey, Subordinated BAN,
                              2.95% due 11/03/1999                                                                12,605
                              State of New Jersey, CP, Series 1999-A:
                     10,000     2.65% due 4/06/1999                                                               10,000
                     16,000     2.55% due 4/08/1999                                                               16,000
                      5,000     3.15% due 6/01/1999                                                                5,000
                      7,900   Trenton, New Jersey, School District Temporary Notes, GO, 3.50% due
                              12/21/1999                                                                           7,922
                      2,200   Union County, New Jersey, Industrial Pollution Control Financing Authority,
                              PCR, Refunding (Allied Signal Project), VRDN, 3.10% due 12/01/2020 (f)               2,200
                              Woodbridge Township, New Jersey, BAN, GO:
                     10,000     4% due 7/01/1999                                                                  10,011
                     15,000     Refunding, 4% due 7/30/1999                                                       15,019

New York/                     Port Authority of New York and New Jersey, CP:
New Jersey--         10,200     AMT (Line of Credit), 2.70% due 4/14/1999                                         10,200
21.7%                 8,980     Series A and B, 2.50% due 5/03/1999                                                8,980
                      1,030     Series A and B, 3.05% due 5/21/1999                                                1,030
                      7,725     Series A and B, 3.10% due 5/21/1999                                                7,725
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Bonds (d)(f):
                     20,500     FLOATS, Series SG-94, 3.10% due 12/01/2017                                        20,500
                     20,800     MSTR, VRDN, AMT, Series SGA-69, 3.05% due 12/01/2022 (d)                          20,800
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Refunding Bonds, Versatile Structure Obligation, VRDN (f):
                     53,200     AMT, Series 1R, 2.95% due 8/01/2028                                               53,200
                     52,650     AMT, Series 4, 3.05% due 4/01/2024                                                52,650
                     32,400     AMT, Series 6, 3.05% due 12/01/2017                                               32,400
                     12,100     Series 2, 2.90% due 5/01/2019                                                     12,100
                      1,400     Series 3, 2.85% due 6/01/2020                                                      1,400

Puerto Rico--                 Puerto Rico Commonwealth, Development Government Bank, CP:
4.6%                 10,900     2.95% due 4/08/1999                                                               10,900
                      1,600     2.40% due 5/10/1999                                                                1,600
                     10,000     2.60% due 7/14/1999                                                               10,000
                      6,500   Puerto Rico Commonwealth, Government Development Bank Revenue
                              Refunding Bonds, VRDN, 2.75% due 12/01/2015 (d)(f)                                   6,500
                      5,200   Puerto Rico Commonwealth Highway and Transportation Authority,
                              Transportation Revenue Refunding Bonds, VRDN, Series A, 2.65% due
                              7/01/2028 (a)(f)                                                                     5,200
                      9,200   Puerto Rico Electric Power Authority, Power Revenue Bonds, GO, MSTR,
                              VRDN, Series SGA-43, 2.75% due 7/01/2022 (d)(f)                                      9,200
                      3,000   Puerto Rico Industrial Tourist Educational, Education and Environmental
                              Control Facility, Revenue Refunding Bonds (Ana G. Mendez University System
                              Project), VRDN, Series A, 2.95% due 1/01/2015 (f)                                    3,000

                              Total Investments (Cost--$1,013,088)--99.6%                                      1,013,088

                              Other Assets Less Liabilities--0.4%                                                  4,147
                                                                                                              ----------
                              Net Assets--100.0%                                                              $1,017,235
                                                                                                              ==========



(a)AMBAC Insured.
(b)FGIC Insured.
(c)FSA Insured.
(d)MBIA Insured.
(e)Prerefunded.
(f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
(g)BIG Insured.


See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1999
Assets:
Investments, at value (identified cost--$1,013,088,249) (Note 1a)                                        $ 1,013,088,249
Cash                                                                                                             173,000
Interest receivable                                                                                            6,818,184
Prepaid registration fees and other assets (Note 1d)                                                              12,065
                                                                                                         ---------------
Total assets                                                                                               1,020,091,498
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                                  $     2,002,460
 Investment adviser (Note 2)                                                                   421,078
 Distributor (Note 2)                                                                          281,257
 Beneficial interest redeemed                                                                       18         2,704,813
                                                                                       ---------------
Accrued expenses and other liabilities                                                                           151,850
                                                                                                         ---------------
Total liabilities                                                                                              2,856,663
                                                                                                         ---------------

Net Assets                                                                                               $ 1,017,234,835
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of
shares authorized                                                                                        $   101,731,931
Paid-in capital in excess of par                                                                             915,587,051
Accumulated realized capital losses--net (Note 4)                                                                (84,147)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 1,017,319,309 shares of
beneficial interest outstanding                                                                          $ 1,017,234,835
                                                                                                         ===============


See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1999
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $    27,418,573
Expenses:
Investment advisory fees (Note 2)                                                      $     3,896,780
Distribution fees (Note 2)                                                                   1,033,214
Transfer agent fees (Note 2)                                                                   135,291
Registration fees (Note 1d)                                                                     99,041
Accounting services (Note 2)                                                                    94,658
Professional fees                                                                               62,212
Custodian fees                                                                                  57,340
Printing and shareholder reports                                                                35,910
Pricing fees                                                                                    12,228
Trustees' fees and expenses                                                                      5,592
Other                                                                                            8,777
                                                                                       ---------------
Total expenses                                                                                                 5,441,043
                                                                                                         ---------------
Investment income--net                                                                                        21,977,530

Realized Gain on Investments--Net (Note 1c)                                                                       55,803
                                                                                                         ---------------

Net Increase in Net Assets Resulting from Operations                                                     $    22,033,333
                                                                                                         ===============


See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                           1999              1998
Operations:
Investment income--net                                                                 $    21,977,530   $    20,706,359
Realized gain (loss) on investments--net                                                        55,803           (31,035)
                                                                                       ---------------   ---------------
Net increase in net assets resulting from operations                                        22,033,333        20,675,324
                                                                                       ---------------   ---------------

Dividends to Shareholders (Note 1e):
Investment income--net                                                                     (21,977,530)      (20,706,317)
                                                                                       ---------------   ---------------
Net decrease in net assets resulting from dividends to shareholders                        (21,977,530)      (20,706,317)
                                                                                       ---------------   ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                         2,979,834,969     2,799,906,641
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                         21,979,457        20,706,788
                                                                                       ---------------   ---------------
                                                                                          3,001,814,426    2,820,613,429
Cost of shares redeemed                                                                  (2,784,632,689)  (2,703,946,349)
                                                                                       ---------------   ---------------
Net increase in net assets derived from beneficial interest transactions                   217,181,737       116,667,080
                                                                                       ---------------   ---------------

Net Assets:
Total increase in net assets                                                               217,237,540       116,636,087
Beginning of year                                                                          799,997,295       683,361,208
                                                                                       ---------------   ---------------
End of year                                                                            $ 1,017,234,835   $   799,997,295
                                                                                       ===============   ===============


See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                            For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         1999        1998        1997         1996        1995
Per Share Operating Performance:
Net asset value, beginning of year                           $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ----------  ----------  ----------  ----------   ----------
Investment income--net                                              .03         .03         .03         .03          .02
Realized gain (loss) on investments--net                            --++        --++        --++        --++         --++
                                                             ----------  ----------  ----------  ----------   ----------
Total from investment operations                                    .03         .03         .03         .03          .02
                                                             ----------  ----------  ----------  ----------   ----------
Less dividends from investment income--net                         (.03)       (.03)       (.03)       (.03)        (.02)
                                                             ----------  ----------  ----------  ----------   ----------
Net asset value, end of year                                 $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment Return                                           2.71%       2.97%       2.83%       3.07%        2.52%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to Average Net Assets:
Expenses                                                           .66%        .66%        .68%        .68%         .71%
                                                             ==========  ==========  ==========  ==========   ==========
Investment income--net                                            2.65%       2.92%       2.78%       3.02%        2.51%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental Data:
Net assets, end of year (in thousands)                       $1,017,235  $  799,997  $  683,361  $  610,285   $  525,747
                                                             ==========  ==========  ==========  ==========   ==========

++Amount is less than $.01 per share.


See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA New Jersey Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.


CMA NEW JERSEY MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1999, the Fund had a net capital loss carryforward of approximately $84,000, of which $16,000 expires in 2003, $4,000 expires in 2004, $33,000 expires in 2005 and $31,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.



<AUDIT-REPORT>
CMA NEW JERSEY MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA New Jersey Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1999 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
May 10, 1999
</AUDIT-REPORT>



CMA NEW JERSEY MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)

All of the net investment income distributions paid daily by CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series
Trust during its taxable year ended March 31, 1999 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.




CMA NEW JERSEY MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].


Gerald M. Richard, Treasurer of CMA New Jersey Municipal Money Fund has recently retired. His colleagues at Merrill Lynch Asset
Management, L.P. join the Fund's Board of Trustees in wishing Mr.
Richard well in his retirement.